INCOME TAX (Restated, see Note 2)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Income Taxes

17.Income Taxes

The Company recorded a provision of less than $0.1 million and $2.2 million during the nine months ended September 30, 2021 and September 30, 2020, respectively. The provision recorded differs from the US statutory rate of 21% for the nine months ended September 30, 2021 primarily due to the valuation allowance recorded against the net operating losses and deferred tax assets. The provision differs from the US statutory rate of 21% for the nine months ended September 30, 2020 primarily due to the valuation allowance recorded against deferred tax assets, and due to the provision for income taxes related to the transfer of the equity-method investment in One S.r.l. (One) from the Gelesis entity in Italy to a Gelesis entity in the US.

In conjunction with acquiring the investment in One in 2019, the Company recognized a deferred tax asset of approximately $3.1 million which represents the excess tax basis over carrying value. The Company recorded this deferred tax asset with a corresponding decrease to the amounts initially allocated to the investment. As the deferred tax asset exceeds the initially allocated balances and results in a reduction of the initial carrying value of the $1.8 million investment balance to zero, the remaining $1.2 million excess was recorded as a deferred credit. The deferred credit is not considered as a deferred tax liability nor a reduction of a deferred tax asset. Rather, the deferred credit is included in other long-term liabilities on the accompanying consolidated balance sheet, and subsequently recognized as a reduction to income tax expense in proportion to the realization or elimination of the deferred tax asset that gave rise to the deferred credit. A summary of the equity-method investment activity during the year ended December 31, 2019 is as follows (in thousands):

Initially allocated value of equity-method investment	$1,810
Deferred tax asset generated by book-to-tax difference	3,040
Adjustment to carrying value of equity-method investment	(1,810)
Deferred credit (see Note 11)	(1,230)
Balance at December 31, 2019	$—

In May 2020, the Company transferred the equity-method investment in One from the Gelesis entity in Italy to a Gelesis entity in the US. In connection with the transfer of the equity-method investment, the Company wrote-off the deferred tax asset of $3.0 million generated by the book-to-tax difference and the deferred credit of $1.2 million, resulting in an expense of $1.8 million recorded within provision for income taxes in the accompanying consolidated statement of operations during the nine months ended September 30, 2020.

The Company continues to evaluate the positive and negative evidence bearing upon the realizability of its net deferred tax assets and determined that it is not more likely than not that the Company will recognize the benefits of the net deferred tax assets. Additionally, the Company’s Italian subsidiary incurred a net operating loss from operations during the 3rd quarter of 2020 and was expected to remain in a net loss position until the end of 2020. The Company has determined that it is not more likely than not that the Company will be able to realize the benefits of the net deferred tax assets in Italy. As a result, the Company recorded a deferred tax provision in Italy during the period ended September 30, 2020, to establish a full valuation allowance against the balance of net deferred tax assets previously recorded relating to its Italian subsidiary. The Company will continue to evaluate all positive and negative evidence each period. As of September 30, 2021 and 2020, the Company continues to maintain a full valuation allowance against the balance of net deferred tax assets in its consolidated financial statements.

17.	Income Taxes

Consolidated (loss) income before income taxes on a geographic basis during the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Year Ended December 31
	2020	2019
United States	$(19,658)	$(30,128)
Non-U.S.	(4,208)	1,760
Total	$(23,866)	$(28,368)

The (benefit from) provision for income taxes consists of the following components during the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Current tax expense:
U.S. federal	$—	$—
Foreign	(24)	249
Total current tax expense	(24)	249
Deferred tax (benefit) expense:
U.S. federal	—	(4,137)
State	—	(1,645)
Foreign	2,063	129
Total deferred tax benefit	2,063	(5,653)
Total (benefit from) provision for income taxes	$2,039	$(5,404)

A reconciliation setting forth the differences between the effective tax rates of the Company for the years ended December 31, 2020 and 2019 and the U.S. federal statutory tax rate is as follows:

	Year Ended
	December 31,
	2020	2019
U.S. Federal income tax provision expense at statutory rate	21.0%	21.0%
Effect of nondeductible stock-based compensation	(1.9)%	(0.7)%
Foreign rate differential	2.2%	(0.3)%
Mark to market of warrant liabilities	(1.3)%	2.6%
State taxes net of federal benefit	4.5%	6.5%
Non-deductible financing expenses	0.4%	(1.3)%
Valuation allowance	(38.2)%	(28.2)%
Valuation allowance release related to IP transaction (see Note 11)	—	20.4%
Investment transfer	6.8%	—
Other differences	(0.4)%	(1.2)%
US federal and state research credits	1.6%	1.1%
Uncertain tax positions	(1.1)%	—
Foreign earnings includible in US	(2.0)%	(0.8)%
Effective income tax rate	(8.5)%	19.1%

Significant components of the Company’s consolidated deferred tax assets and liabilities at December 31, 2020 and 2019 are as follows at (in thousands):

	At December 31,
	2020	2019
Deferred tax assets:
Federal net operating loss carryforwards	$24,730	$21,903
State net operating loss carryforwards	7,207	6,425
Equity compensation	4,353	3,520
Accruals and reserves	26	17
Uncollected grants	712	—
Investment in subsidiaries	3,931	3,575
Research credits	1,298	1,267
Other assets	46	84
Deferred rent	600	700
Total deferred tax assets	42,903	37,491
Valuation allowance	(37,427)	(28,329)
Total deferred tax assets net of valuation allowance	5,476	9,162
Deferred tax liabilities:
Intangible assets and amortization	(4,680)	(5,255)
Right-of-Use asset	(591)	(696)
Other liabilities	(204)	—
Total deferred tax liabilities	(5,476)	(5,951)
Net deferred tax assets	$—	$3,211

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. At December 31, 2020 and 2019, the Company has federal net operating loss carryforwards totaling $114.4 million and $104.3 million, of which $63.5 million expire in 2027 through 2037 and $51.0 million do not expire. At December 31, 2020 and 2019, the Company has state net operating loss carryforwards totaling $114.0 million and $101.7 million, respectively, which expire in 2030 through 2040, as well as other temporary differences and attributes that will be available to offset regular taxable income during the carryforward period. At December 31, 2020, the Company has foreign net operating loss carryforwards of $2.4 million which do not expire.

Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not completed a change in control analysis, as defined under Sections 382 and 383 of the Internal Revenue Code, through December 31, 2020 and has not determined whether the future utilization of net operating loss carryforwards may be materially limited based upon past financings. In addition, the Company may complete future financings that could result in an ownership change, which may limit the Company’s ability to utilize its tax attributes.

During the year ending December 31, 2019, the Company recorded a deferred tax asset of approximately $3.0 million which represents the excess tax over book basis of its June 2019 equity method investment in One. The Company has offset the deferred tax asset with a decrease to the amounts initially allocated to the investment (see Note 11). This offset exceeded the initially allocated balances and resulted in a reduction of the book investment balance to zero with the remaining offset classified as a deferred credit of approximately $1.2 million. A deferred credit is not classified as a deferred tax liability nor a reduction of a deferred tax asset. As a result, the deferred credit was included with other long-term liabilities on the accompanying consolidated balance sheet at December 31, 2019. During the year ending December 31, 2020, this asset was transferred from the Italian subsidiary, Gelesis S.r.l., to the parent company, Gelesis, Inc. As the investment is no longer owned by Gelesis S.r.l., the Company recorded a provision of $3.0 million and a tax benefit of $1.2 million to reverse the related deferred tax asset and deferred credit, respectively. Upon transfer, Gelesis Inc., established a deferred tax asset which is fully offset by valuation allowance consistent with the Company’s overall valuation allowance position in the United States.

The Company files income tax returns in Italy, the United States and in various state jurisdictions with varying statutes of limitations. Due to net operating losses incurred, the Company’s tax returns from inception to date are subject to examination by taxing authorities.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its net deferred tax assets and determined that it is not more likely than not that the Company will recognize the benefits of the net deferred tax assets. Therefore, a full valuation allowance has been recorded against the balance of net deferred tax assets in the United States. Additionally, the Company has determined that it is not more likely than not that the Company will recognize the benefits of the net deferred tax assets in Italy, primarily due to the restructuring of the intercompany services agreement between Gelesis, Inc., and Gelesis S.r.l., in connection with the RIF financing (see Note 11). As a result, the Company recorded a deferred tax provision of approximately $2.0 million in Italy during the year ended December 31, 2020 to establish a full valuation allowance against the balance of net deferred tax assets in Italy. The Company will continue to evaluate all positive and negative evidence each period.

The change in the valuation allowance during the years ended December 31, 2020 and 2019 was an increase of $9.1 million and $2.2 million, respectively. The increase in the valuation allowance during the year ended December 31, 2020 primarily relates to an increase in net operating losses and the establishment of a full valuation allowance in the Italian subsidiary during the year ended December 31, 2020. The increase in the valuation allowance during the year ended December 31, 2019 primarily relates to an increase in net operating losses during the year ended December 31, 2019, offset by a decrease of $5.8 million in the valuation allowance associated with the deferred tax liability recognized for the intangible asset acquired in 2019 (see Note 9).

The Company generally considers all earnings generated in Italy to be indefinitely reinvested. Therefore, the Company does not accrue U.S. taxes on the repatriation of the foreign earnings it considers to be indefinitely reinvested outside of the U.S. As of, the Company had not provided for federal income tax on $3.5 million of accumulated undistributed earnings of its foreign subsidiaries. In the event the Company were to repatriate the foreign earnings, the Company does not estimate the repatriation being subject to taxation.

The Company follows the provisions of ASC 740-10, Accounting for Uncertainty in Income Taxes, which specifies how tax benefits for uncertain tax positions are to be recognized, measured, and recorded in financial statements; requires certain disclosures of uncertain tax matters; specifies how reserves for uncertain tax positions should be classified on the balance sheet; and provides transition and interim period guidance, among other provisions. As of December 31, 2020 and 2019, the Company has not recorded any long term liabilities for uncertain tax positions. The Company’s policy is to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense, if any, in its consolidated statements of operations. For the years ended December 31, 2020 and 2019, no estimated interest or penalties were recognized on uncertain tax positions. During 2019, the Company reversed approximately $1,000 of interest due to statute expiration for uncertain tax positions. The Company does not expect that the amounts of uncertain tax positions will change significantly within the next 12 months. A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits at the beginning of year	$—	$3
Increase for current year positions	(82)	—
Increase for prior year positions	(199)	—
Expiration of statute of limitations	—	(3)
Unrecognized tax benefits at the end of year	$(281)	$—

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Income Taxes

NOTE 10. INCOME TAX (Restated, see Note 2 — Amendment 1)

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$36,961
Startup and organizational costs	472,542
Unrealized gain on marketable securities	(43,985)
Total deferred tax assets	465,518
Valuation Allowance	(465,518)
Deferred tax assets, net of allowance	$—

The income tax provision consists of the following:

For the Period
from
February 14, 2020
(Inception)
Through
December 31,
2020
Federal
Current	$—
Deferred	(465,518)

State and Local
Current	—
Deferred	—

Change in valuation allowance	465,518

Income tax provision	$—

As of December 31, 2020, the Company had $176,006 of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 14, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $465,518.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31,
2020
Statutory federal income tax rate	21.0%
Change in fair value of warrants	(17.1)%
Transaction costs incurred in connection with warrant liabilities	(0.9)%
Valuation allowance	(3.0)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. See Note 2 for a discussion on the restatement of the Company’s financial statements.